IMPAIRMENT, RESTRUCTURING AND ONCE OFF COSTS (Schedule of Statement of Operation) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment charges and inventory provisioning [Abstract]
Impairment of PP&E (Note 11)		$ 612	$ 3,772	$ 733
Impairment of goodwill and other intangible assets (Note 12)		1,596	5,833	4,624
Impairment of prepayments (Note 17)		0	0	482
Impairment of financial assets (Note 13)	$ 800	(800)	1,500	0
Total impairment loss		$ 1,408	$ 11,105	$ 5,839